Document and Entity Information	Dec. 05, 2025
Cover [Abstract]
Entity Registrant Name	COPART INC
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0000900075
Document Type	8-K
Document Period End Date	Dec. 05, 2025
Entity Incorporation State Country Code	DE
Entity File Number	000-23255
Entity Tax Identification Number	94-2867490
Entity Address, Address Line One	14185 Dallas Parkway
Entity Address, Postal Zip Code	75254
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
City Area Code	(972)
Local Phone Number	391-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001
Trading Symbol	CPRT
Entity Emerging Growth Company	false